RELATED PARTY DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2018
Related party transactions [abstract]
Related party transactions by related party
	Year Ended December 31,
Related parties	2018	2017	2016
Directors and officers	$1,265,152	$307,425	$280,160
Linx Partners Ltd.	401,044	363,781	210,000
MaKevCo Consulting Inc.	21,200	23,600	22,480
Sophir Asia Ltd.	19,100	19,700	20,380
	$1,706,496	$714,506	$533,020

Related party transactions by nature of transaction
	Year Ended December 31,
Related parties	2018	2017	2016
Consulting and management fees	$268,456	$247,525	$153,000
Directors' fees	70,378	60,600	63,240
Mineral properties	631,610	201,875	117,000
Salaries	736,052	204,506	199,780
	$1,706,496	$714,506	$533,020